INCOME TAX - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 4,391	$ 2,898
Decreases for tax positions in prior years	(1,000)
Decreases for tax positions in prior years		294
Increases for tax positions related to current year	1,685	1,787
Balance at December 31	$ 5,076	$ 4,391